Fair value measurement (Tables)	12 Months Ended
Dec. 31, 2016
Fair value measurement
Schedule of assets that are measured at fair value on a recurring basis

		Fair value measurement at reporting date using
Description	As of December 31, 2015	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
	RMB	RMB	RMB	RMB
Assets
Cash equivalents
Time deposits	462,158	—	462,158	—
Restricted cash	2,114,913	—	2,114,913	—
Short-term investments
Time deposits	28,501	—	28,501	—
Wealth management products	2,751,981	—	2,751,981	—
Investment securities
Listed equity securities	1,005,831	1,005,831	—	—

Total assets	6,363,384	1,005,831	5,357,553	—

		Fair value measurement at reporting date using
Description	As of December 31, 2016	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
	RMB	RMB	RMB	RMB
Assets
Cash equivalents
Time deposits	4,472,900	—	4,472,900	—
Restricted cash	4,391,955	—	4,391,955	—
Short-term investments
Time deposits	3,512,000	—	3,512,000	—
Wealth management products	3,661,626	—	3,661,626	—
Investment securities
Listed equity securities	1,059,632	1,059,632	—	—
Trust investments	724,449	—	724,449	—
Other investments	17,764,345	—	17,764,345	—

Total assets	35,586,907	1,059,632	34,527,275	—

Schedule of carrying amount and fair value of available-for-sale securities

	Cost Basis	Gross Unrealized Gains	Gross Unrealized Losses	Provision for decline in value	Fair Value
	RMB	RMB	RMB	RMB	RMB

December 31, 2015	1,254,589	77,299	—	(326,057)	1,005,831

December 31, 2016	1,181,710	116,434	(37,551)	(200,961)	1,059,632